SHARE BASED PAYMENTS (Details 3) - 2004 ASX Plan - shares		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance (in shares)		13,277,715	13,277,715	12,987,715
Issued during the year (in shares)	[1]	0	0	0
Balance (in shares)		13,277,715	13,277,715	13,277,715

[1]	In the years ended June 30, 2015 this includes options to purchase 180,000 ordinary shares, respectively granted under the 2004 ASX Plan that were exercised.